Short-Term Bank Borrowings (Details) ¥ in Millions				6 Months Ended
	Jan. 12, 2022 CNY (¥)	Apr. 08, 2021 CNY (¥)	Apr. 06, 2021 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 CNY (¥)	Jun. 01, 2022 USD ($)	Jun. 01, 2022 CNY (¥)	May 16, 2022 USD ($)	May 16, 2022 CNY (¥)	Jan. 13, 2022 USD ($)	Jan. 13, 2022 CNY (¥)	Jan. 12, 2022 USD ($)	Jan. 12, 2022 CNY (¥)	Jun. 09, 2021 USD ($)	Jun. 09, 2021 CNY (¥)	Jan. 15, 2021 CNY (¥)	Apr. 20, 2020 USD ($)	Apr. 20, 2020 CNY (¥)	Apr. 07, 2020 CNY (¥)	Jun. 24, 2019 USD ($)	Jun. 24, 2019 CNY (¥)	May 04, 2018 USD ($)	May 04, 2018 CNY (¥)
Short-Term Bank Borrowings (Details) [Line Items]
Loan agreement, description				In addition, the Company entered into a loan agreement of $1,065,238 (RMB 7.0 million) bearing interest rate at LPR plus 0.75% on June 9, 2021 and repaid it on June 5, 2022.
Bearing interest rate							0.90%	0.90%							0.75%	0.75%
Loan agreement amount							$ 985,943	¥ 7.0
Borrowing amount									$ 119,722	¥ 85.0
Interest expense on short-term bank loans (in Dollars) | $				$ 29,278	$ 35,054
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Short-term bank borrowings																		$ 1,065,238	¥ 7.0				$ 1,039,578	¥ 7.0
Interest rate, description				In April 2020, Fujian Happiness renewed the loan agreement with Industrial Bank Co. Ltd for $1,065,238 (RMB 7.0 million) bearing interest rate at LPR plus 1.45% per annum, payable monthly.
Maximum guaranteed amount						¥ 7.0
Maximum pledged amount for building and land use rights						¥ 17.4
Short-term loans bearing fixed interest rate																		1.45%	1.45%
Bank loan agreement [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Short-term bank borrowings															$ 1,065,238	¥ 7.0
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Short-term bank borrowings											$ 197,597	¥ 1.4	$ 846,848	¥ 6.0			¥ 6.0			¥ 1.7	$ 3,400,000	¥ 24.4
Short-term loans bearing fixed interest rate											4.25%	4.25%	4.25%	4.25%
Debt repaid	¥ 6.0	¥ 1.7	¥ 1.7
Bank loan agreement [Member]
Short-Term Bank Borrowings (Details) [Line Items]
Interest rate, description				The loan bears a fixed interest rate of 1-year Loan Prime Rate (“LPR”) +2.19% on the date of drawing per annum.